Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2024	December 31, 2023

Software	$1,181,561	$1,192,788
Less: accumulated amortization	(669,821)	(558,133)
Intangible assets, net	$511,740	$634,655

Schedule of Estimated Amortization Expenses

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2025	75,259
2026	75,260
2027	74,952
2028	71,566
2029	71,566
Thereafter	143,137
Total	$511,740